INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31,	June 30,
	2020	2021
	RMB	RMB
Brokerage licenses	51,880	51,553
Trade Name	6,400	6,400
Technology	27,600	27,600
Total Intangible assets	85,880	85,553
Accumulated amortization	(24,247)	(27,988)
Impairment loss of technology with discontinued online lending information intermediaries	(17,220)	(17,220)
Intangible assets, net	44,413	40,345

	December 31,	December 31,
	2019	2020
	RMB	RMB
Brokerage licenses	54,006	51,880
Trade Name	6,400	6,400
Technology	27,600	27,600
Total Intangible assets	88,006	85,880
Accumulated amortization	(14,530)	(24,247)
Impairment loss of technology with discontinued online lending information intermediaries	—	(17,220)
Intangible assets, net	73,476	44,413